Other financial assets (Details Textual) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Allowance account for credit losses of financial assets			€ 2,371
Other non-current financial assets		€ 1,675	1,860
Financial assets	[1]	1,918	2,328
Additions allowance account for credit losses of trade and other receivables		927
Financing Receivables	[1]	1,918	2,328
Securities pledged as guarantee of the deposit for gas cylinders		20	20
Exploration & Production [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets		109
Financing Receivables		109
Later than Five Years [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		€ 1,393	1,519
Securities Within Five Years Of Maturity [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Securities maturity period		Five years
Securities amount		€ 72
Currencies Other Than Euros [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		€ 1,428	€ 1,606
Top Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Discount rate applied to cash flow projections		2.50%	2.60%
Bottom Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Discount rate applied to cash flow projections		(0.20%)	(0.20%)
Financing receivables held for operating purposes [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		€ 1,602	€ 1,785
Financing receivables held for operating purposes [Member] | Exploration & Production [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		1,433
Financing receivables held for operating purposes [Member] | Gas & Power Segment [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		96
Securities held for operating purposes [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		73	75
Financial assets, at fair value		74
Securities held for operating purposes [Member] | Sovereign States Bonds [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		69	71
Securities held for operating purposes [Member] | European Investment Bank Bonds [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		4	4
Financial assets, at fair value		€ 4
Gas Sale [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Percentage of entity's revenue		70.00%
CARDON IV SA [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		€ 955	1,054
CARDON IV SA [Member] | Exploration Production Segment [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Impairment Loss Recognised In Profit Or Loss Trade Receivables		€ 77
Matrica SpA [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Proportion of ownership interest in joint venture		50.00%
Impairment loss on financial assets		€ 102
Joint Ventures [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Other non-current financial assets		€ 1,214	1,350
Proportion of ownership interest in joint venture		50.00%
Other Noncurrent Financial Assets [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Allowance account for credit losses of financial assets		€ 640	€ 480
Additions allowance account for credit losses of trade and other receivables		211
Present value [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets, at fair value		€ 1,610

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.